Loss per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net loss attributable to the parent		$ (2,973)	$ (181)	$ (634)
Less: Allocation to participating securities		0	0	0
Net loss attributable to the parent		(2,973)	(181)	(634)
Effect of dilution		0	0	0
Diluted net loss available to stockholders		$ (2,973)	$ (181)	$ (634)
Basic earnings per share:
Weighted average number of common shares outstanding (in shares)		505	501	493
Diluted earnings per share:
Weighted average number of common shares outstanding (in shares)		0	0	0
Effect of dilutive share options (in shares)	[1]	0	0	0
Weighted average number of common shares outstanding adjusted for the effects of dilution (in shares)		505	501	493
Basic loss per share (in dollars per share)		$ (5.89)	$ (0.36)	$ (1.29)
Diluted loss per share (in dollars per share)		$ (5.89)	$ (0.36)	$ (1.29)
Plan of reorganization, equity securities issued or to be issued, ownership percentage		2.00%

[1]	Certain stock options have been excluded from the calculation of diluted EPS because their exercise price exceeded our average share price during the calculation period.